UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel     New York, NY     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $1,397,679 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105    42026   478164 SH       SOLE                   478164        0        0
CIGNA CORPORATION              COM              125509109    75808  1722900 SH       SOLE                  1722900        0        0
DEAN FOODS CO NEW              COM              242370104    28900  1697000 SH       SOLE                  1697000        0        0
DRESSER-RAND GROUP INC         COM              261608103    22680   509200 SH       SOLE                   509200        0        0
FIRST CASH FINL SVCS INC       COM              31942D107    15723   391400 SH       SOLE                   391400        0        0
FISERV INC                     COM              337738108    91467  1266500 SH       SOLE                  1266500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101   136252  2819200 SH       SOLE                  2819200        0        0
HUNTINGTON INGALLS INDS INC    COM              446413106    25412   631500 SH       SOLE                   631500        0        0
KBR INC                        COM              48242W106   106340  4303519 SH       SOLE                  4303519        0        0
KIRBY CORP                     COM              497266106    44538   946000 SH       SOLE                   946000        0        0
KROGER CO                      COM              501044101   129433  5581400 SH       SOLE                  5581400        0        0
MADISON SQUARE GARDEN CO       CL A             55826P100    37668  1006100 SH       SOLE                  1006100        0        0
OCEANEERING INTL INC           COM              675232102   117123  2447200 SH       SOLE                  2447200        0        0
PALL CORP                      COM              696429307     3097    56500 SH       SOLE                    56500        0        0
PHILLIPS 66                    COM              718546104   115035  3460750 SH       SOLE                  3460750        0        0
REPUBLIC SVCS INC              COM              760759100    75477  2852500 SH       SOLE                  2852500        0        0
ROSETTA RESOURCES INC          COM              777779307    54483  1487800 SH       SOLE                  1487800        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    11432   565100 SH       SOLE                   565100        0        0
TELEDYNE TECHNOLOGIES INC      COM              879360105    65287  1059000 SH       SOLE                  1059000        0        0
TUPPERWARE BRANDS CORP         COM              899896104    60367  1102400 SH       SOLE                  1102400        0        0
VALERO ENERGY CORP NEW         COM              91913Y100   139131  5761100 SH       SOLE                  5761100        0        0